CONDENSED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 351	$ 38
Due from related parties - current		8
Accounts receivable, net of allowance for doubtful accounts	226	211
Prepaid and other current assets	44	32
Total current assets	621	281
Property and equipment, net of accumulated depreciation	25	19
Right of use assets	75	16
Goodwill	8,845	8,845
Other intangible assets, net	3,566	3,789
Other non-current assets	65	45
Total assets	13,197	12,995
Current liabilities:
Accounts payable	73	56
Accrued compensation	56	64
Unearned revenue	87	78
Total current liabilities	322	262
Long-term debt	1,981
Operating lease liabilities	73	11
Deferred tax liability, net	989	1,006
Total liabilities	3,370	1,510
Commitments and Contingencies (Note 10)
Equity:
Common stock - $0.01 par value - Authorized 1,000,000,000 shares; 294,840,885 and no shares issued and outstanding as of September 30, 2026 and December 31, 2025, respectively.	3
Additional paid-in capital	9,777
Retained earnings	24
Former Parent investment		11,489
Accumulated other comprehensive income (loss)	23	(4)
Total equity	9,827	11,485
Total liabilities and equity	13,197	12,995
Related party
Current liabilities:
Other current liabilities		19
Other non-current liabilities		230
Nonrelated party
Current liabilities:
Other current liabilities	106	45
Other non-current liabilities	$ 5	$ 1